9401 INDIAN CREEK PARKWAY 40 CORPORATE WOODS SUITE 850 OVERLAND PARK, KANSAS 66210 800 820 0888 OFFICE GUGGENHEIMINVESTMENTS.COM

April 2, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	Guggenheim Funds Trust (the “Registrant”)
File Nos. 002-19458 and 811-01136
Post-Effective Amendment No. 141 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies, on behalf of the Registrant, that the form of the Registrant’s Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 141 (the “Post-Effective Amendment”), which was accepted on the EDGAR system on March 19, 2014. The Registrant began to publicly offer the shares registered by the Post-Effective Amendment on March 28, 2014.

No fees are required in connection with this filing. If you have any questions concerning this filing, please contact me at (785) 221-4644 or Julien Bourgeois of Dechert LLP at (202) 261-3451.

Very truly yours,

/s/ Amy J. Lee

Amy J. Lee

Vice President and Secretary

Guggenheim Funds Trust

Securities offered by Guggenheim Distributors, LLC, an affiliate of Guggenheim Investments